JHAA
Nuveen Corporate Income 2023 Target Term Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 117.4% (85.9% of Total Investments)
	CORPORATE BONDS – 80.9% (59.2% of Total Investments)
	Aerospace & Defense – 0.4%
$300	Bombardier Inc, 144A	6.125%	1/15/23	CCC	$312,375
	Air Freight & Logistics – 1.6%
1,200	XPO Logistics Inc, 144A	6.125%	9/01/23	BB-	1,220,976
	Airlines – 1.3%
1,000	United Airlines Holdings Inc	5.000%	2/01/24	Ba3	1,015,000
	Auto Components – 2.2%
500	Goodyear Tire & Rubber Co	5.125%	11/15/23	B+	501,725
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB	994,500
250	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	255,625
1,725	Total Auto Components				1,751,850
	Automobiles – 3.7%
2,000	Ford Motor Credit Co LLC	3.370%	11/17/23	BB+	2,050,000
800	Ford Motor Credit Co LLC	5.584%	3/18/24	BB+	863,432
2,800	Total Automobiles				2,913,432
	Chemicals – 2.7%
2,025	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB-	2,116,125
	Commercial Services & Supplies – 4.4%
1,475	ADT Security Corp	4.125%	6/15/23	BB-	1,532,156
1,118	APX Group Inc	7.875%	12/01/22	B-	1,122,192
750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB-	799,988
3,343	Total Commercial Services & Supplies				3,454,336
	Communications Equipment – 2.0%
1,500	CommScope Inc, 144A	5.500%	3/01/24	Ba3	1,546,875
	Consumer Finance – 4.3%
500	Navient Corp	5.500%	1/25/23	Ba3	518,750
800	Navient Corp	7.250%	9/25/23	Ba3	865,867
500	Navient Corp	6.125%	3/25/24	Ba3	529,375
1,300	OneMain Finance Corp	8.250%	10/01/23	BB-	1,462,500
3,100	Total Consumer Finance				3,376,492

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 2.1%
$237	Berry Global Inc	5.125%	7/15/23	BB+	$239,666
500	OI European Group BV, 144A	4.000%	3/15/23	B+	512,500
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	899,938
1,587	Total Containers & Packaging				1,652,104
	Diversified Financial Services – 0.9%
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	313,314
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	380,462
650	Total Diversified Financial Services				693,776
	Diversified Telecommunication Services – 2.1%
1,500	Lumen Technologies Inc	6.750%	12/01/23	BB	1,655,790
	Electric Utilities – 2.7%
1,500	Pacific Gas and Electric Co	1.750%	6/16/22	BBB-	1,502,277
600	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	619,500
2,100	Total Electric Utilities				2,121,777
	Entertainment – 0.6%
500	Cinemark USA Inc	4.875%	6/01/23	B	496,975
	Equity Real Estate Investment Trust – 1.5%
376	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	391,153
750	GLP Capital LP / GLP Financing II Inc	5.375%	11/01/23	BBB-	818,850
1,126	Total Equity Real Estate Investment Trust				1,210,003
	Food & Staples Retailing – 0.3%
250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	3.500%	2/15/23	BB-	255,000
	Gas Utilities – 2.3%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	999,450
825	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	837,664
1,725	Total Gas Utilities				1,837,114
	Health Care Providers & Services – 2.8%
236	Encompass Health Corp	5.125%	3/15/23	B+	236,236
500	HCA Inc	5.875%	5/01/23	Ba2	544,412
500	Molina Healthcare Inc	5.375%	11/15/22	BB-	524,270
850	Tenet Healthcare Corp	6.750%	6/15/23	B-	921,315
2,086	Total Health Care Providers & Services				2,226,233
	Hotels, Restaurants & Leisure – 3.6%
1,137	1011778 BC ULC / New Red Finance Inc, 144A	4.250%	5/15/24	BB+	1,150,337
1,000	MGM Resorts International	6.000%	3/15/23	BB	1,071,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$600	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB-	$614,253
2,737	Total Hotels, Restaurants & Leisure				2,835,840
	Household Durables – 2.8%
1,250	KB Home	7.625%	5/15/23	BB	1,354,687
785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	841,913
2,035	Total Household Durables				2,196,600
	Leisure Products – 0.7%
500	Mattel Inc	3.150%	3/15/23	BB-	505,000
	Media – 3.8%
340	AMC Networks Inc	5.000%	4/01/24	BB	344,250
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	378,681
1,350	CSC Holdings LLC	5.250%	6/01/24	B	1,456,312
750	DISH DBS Corp	5.000%	3/15/23	B2	782,438
2,815	Total Media				2,961,681
	Metals & Mining – 5.8%
850	Commercial Metals Co	4.875%	5/15/23	BB+	888,250
650	Constellium SE, 144A	5.750%	5/15/24	B	658,125
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B-	1,268,750
1,125	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,219,348
500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	520,665
4,375	Total Metals & Mining				4,555,138
	Oil, Gas & Consumable Fuels – 15.9%
300	Buckeye Partners LP	4.150%	7/01/23	BB	307,875
500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	496,305
750	Cenovus Energy Inc	3.000%	8/15/22	BBB-	767,298
225	Continental Resources Inc/OK	4.500%	4/15/23	BBB-	233,032
794	Energean Israel Finance Ltd, 144A	4.500%	3/30/24	Ba3	799,924
250	Energy Transfer Operating LP	5.875%	1/15/24	BBB-	278,294
500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	504,000
500	EQM Midstream Partners LP	4.750%	7/15/23	BB	518,750
1,500	Leviathan Bond Ltd, 144A	5.750%	6/30/23	BB	1,569,572
1,000	NAK Naftogaz Ukraine via Kondor Finance PLC	7.375%	7/19/22	B	1,029,150
1,750	Occidental Petroleum Corp	2.700%	2/15/23	Ba2	1,746,010
1,000	Petroleos Mexicanos	4.875%	1/18/24	BBB	1,028,300
1,000	Range Resources Corp	5.000%	3/15/23	B+	1,016,250
300	Sasol Financing International Ltd	4.500%	11/14/22	BB	306,450

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,000	SM Energy Co	5.000%	1/15/24	B	$940,500
270	Western Midstream Operating LP	4.000%	7/01/22	BB	276,757
750	Western Midstream Operating LP, (3-Month LIBOR reference rate + 2.100% spread), (3)	2.325%	1/13/23	BB	735,159
12,389	Total Oil, Gas & Consumable Fuels				12,553,626
	Pharmaceuticals – 3.7%
1,513	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	1,547,799
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	Ba2	1,384,500
2,813	Total Pharmaceuticals				2,932,299
	Real Estate Management & Development – 0.8%
600	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B-	616,500
	Specialty Retail – 1.4%
1,000	L Brands Inc	5.625%	10/15/23	BB-	1,085,000
	Technology Hardware, Storage & Peripherals – 1.1%
500	Diebold Nixdorf Inc	8.500%	4/15/24	CCC	510,750
375	EMC Corp	3.375%	6/01/23	BB	386,396
875	Total Technology Hardware, Storage & Peripherals				897,146
	Textiles, Apparel & Luxury Goods – 0.3%
250	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	265,226
	Thrifts & Mortgage Finance – 0.6%
500	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	Ba2	503,750
	Trading Companies & Distributors – 1.1%
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	BBB	430,244
400	Aircastle Ltd	4.400%	9/25/23	BBB	426,007
800	Total Trading Companies & Distributors				856,251
	Wireless Telecommunication Services – 1.4%
525	Sprint Corp	7.875%	9/15/23	BB+	600,075
500	T-Mobile USA Inc	6.000%	3/01/23	BB+	503,125
1,025	Total Wireless Telecommunication Services				1,103,200
$61,231	Total Corporate Bonds (cost $61,017,872)				63,723,490

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 33.5% (24.5% of Total Investments) (4)
	Auto Components – 0.7%
$325	Adient Global Holdings, Initial Term Loan, (DD1)	4.443%	3-Month LIBOR	4.250%	5/06/24	BB-	$325,698
221	Adient Global Holdings, Initial Term Loan	4.359%	1-Month LIBOR	4.250%	5/06/24	BB-	220,473
546	Total Auto Components						546,171
	Beverages – 0.8%
620	Arctic Glacier U.S.A., Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	3/20/24	CCC+	587,657
	Building Products – 0.6%
499	DiversiTech Holdings, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	6/01/24	B+	497,150
	Capital Markets – 0.6%
500	Lions Gate Entertainment Corporation, Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	495,625
	Chemicals – 1.9%
250	Axalta Coating Systems, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	249,184
745	INEOS US Petrochem LLC, Term Loan B	2.109%	1-Month LIBOR	2.000%	3/31/24	BBB-	737,699
500	Mineral Technologies, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	500,625
1,495	Total Chemicals						1,487,508
	Commercial Services & Supplies – 1.8%
635	R.R. Donnelley & Sons Company, Term Loan B	5.109%	1-Month LIBOR	5.000%	1/15/24	B+	634,187
100	Wash Multifamily Acquisition, Inc., Initial Canadian Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	5/16/22	B2	99,900
646	Wash Multifamily Acquisition, Inc., Initial US Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	5/16/22	B2	644,743
1,381	Total Commercial Services & Supplies						1,378,830
	Communications Equipment – 2.0%
750	MultiPlan, Inc., Term Loan B, (DD1)	3.750%	3-Month LIBOR	2.750%	6/07/23	Ba3	746,805
856	Univision Communications, Inc., Term Loan C5	2.857%	1-Month LIBOR	2.750%	3/15/24	B	850,859
1,606	Total Communications Equipment						1,597,664
	Food & Staples Retailing – 0.6%
500	US Foods, Inc., New Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	494,193
	Health Care Equipment & Supplies – 1.8%
1,446	Greatbatch Ltd., New Term Loan B, (DD1)	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	1,450,335
	Health Care Providers & Services – 3.8%
250	Air Methods, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	242,579

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Health Care Providers & Services (continued)
$398	ATI Holdings Acquisition, Inc., Term Loan	3.703%	6-Month LIBOR	3.500%	5/10/23	B2	$398,408
742	ExamWorks Group, Inc., Term Loan, (DD1)	4.250%	3-Month LIBOR	3.250%	7/27/23	B1	742,886
684	Gates Global LLC., Initial Dollar Term Loan B3, (DD1)	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	683,239
977	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	911,482
3,051	Total Health Care Providers & Services						2,978,594
	Health Care Technology – 1.5%
637	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	637,330
19	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	19,010
500	IQVIA Inc., Term Loan B1	1.859%	1-Month LIBOR	1.750%	3/07/24	BBB-	498,500
1,156	Total Health Care Technology						1,154,840
	Hotels, Restaurants & Leisure – 2.7%
711	Boyd Gaming Corporation, Refinancing Term Loan B	2.331%	1-Week LIBOR	2.250%	9/15/23	BB	710,689
95	CDS U.S. Intermediate Holdings, Inc., Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	11/24/25	B	94,554
84	CDS U.S. Intermediate Holdings, Inc., Term Loan, Second Lien	2.000%	3-Month LIBOR	1.000%	11/24/27	CCC	78,946
295	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	292,032
500	Golden Nugget LLC, Initial Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	493,083
489	Travel Leaders Group, LLC, Term Loan B	4.109%	1-Month LIBOR	4.000%	1/25/24	CCC	459,518
2,174	Total Hotels, Restaurants & Leisure						2,128,822
	Household Durables – 0.0%
8	Wilsonart LLC Term Loan B	4.250%	3-Month LIBOR	3.250%	12/19/23	B+	7,583
	Household Products – 0.2%
188	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	2/05/23	B+	187,765
	Insurance – 1.1%
267	Asurion LLC, Term Loan B6	3.109%	1-Month LIBOR	3.000%	11/03/23	Ba3	265,777
635	USI Holdings Corporation, Initial Term Loan	3.203%	3-Month LIBOR	3.000%	5/16/24	B	628,895
902	Total Insurance						894,672
	IT Services – 1.4%
249	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	246,454
635	Tempo Acquisition LLC, Term Loan B	2.859%	1-Month LIBOR	2.750%	5/01/24	B1	634,639
249	Xerox Business Services LLC, Term Loan B	2.609%	1-Month LIBOR	2.500%	12/07/23	BB-	246,587
1,133	Total IT Services						1,127,680
	Machinery – 0.8%
594	Blount International, Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	596,547

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Media – 3.6%
$941	Array Canada Inc., Term Loan B	6.000%	3-Month LIBOR	5.000%	2/10/23	Caa1	$554,823
1,000	Gray Television, Inc., Term Loan B2, (DD1)	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	995,155
791	Nexstar Broadcasting, Inc., Term Loan B3	2.360%	1-Month LIBOR	2.250%	1/17/24	BB	786,946
500	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	499,845
3,232	Total Media						2,836,769
	Pharmaceuticals – 0.5%
360	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	356,864
	Professional Services – 1.6%
736	CHG Healthcare Services Inc., Term Loan B, First Lien, (DD1)	4.000%	6-Month LIBOR	3.000%	6/07/23	B	735,076
500	Nielsen Finance LLC, Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	499,845
1,236	Total Professional Services						1,234,921
	Real Estate Management & Development – 0.6%
500	GGP, Initial Term Loan A2	3.109%	1-Month LIBOR	3.000%	8/24/23	BB+	489,125
	Road & Rail – 2.4%
99	Hertz Corporation, (The) DIP Delayed Draw Term Loan, (6)	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	100,173
554	Hertz Corporation, (The) DIP Delayed Draw Term Loan, (6)	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	560,566
1,227	Hertz Corporation, Term Loan B1, (7)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	1,233,868
1,880	Total Road & Rail						1,894,607
	Semiconductors & Semiconductor Equipment – 0.6%
500	MACOM Technology Solutions Holdings Inc., Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	497,917
	Specialty Retail – 1.3%
500	Camping World, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	498,820
500	Jo-Ann Stores, Inc., Term Loan, (DD1)	6.000%	3-Month LIBOR	5.000%	10/16/23	B2	499,062
1,000	Total Specialty Retail						997,882
	Technology Hardware, Storage & Peripherals – 0.6%
495	Diebold, Inc., Term Loan B	2.875%	1-Month LIBOR	2.750%	11/06/23	B-	487,932
$27,002	Total Variable Rate Senior Loan Interests (cost $26,703,574)						26,407,653

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.9% (2.1% of Total Investments)
	Media – 1.6%
$1,275	DISH Network Corp	2.375%	3/15/24	B1	$1,225,594
	Mortgage Real Estate Investment Trust – 1.3%
500	Blackstone Mortgage Trust Inc	4.750%	3/15/23	N/R	511,900
500	Starwood Property Trust Inc	4.375%	4/01/23	B+	520,950
1,000	Total Mortgage Real Estate Investment Trust				1,032,850
$2,275	Total Convertible Bonds (cost $2,135,095)				2,258,444

Shares	Description (1)	Value
	COMMON STOCKS – 0.1% (0.1% of Total Investments)
	Hotels, Restaurants & Leisure – 0.1%
16,534	Cirque Du Soleil Holding USA Newco Inc, (8), (9)	$123,178
	Total Common Stocks (cost $84,432)	123,178
	Total Long-Term Investments (cost $89,940,973)	92,512,765

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 19.2% (14.1% of Total Investments)
	REPURCHASE AGREEMENTS – 19.2% (14.1% of Total Investments)
$15,142	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $15,142,191, collateralized by $15,443,300, U.S. Treasury Notes, 0.125%, due 9/30/22, value $15,445,107	0.000%	4/01/21	$15,142,191
	Total Short-Term Investments (cost $15,142,191)			15,142,191
	Total Investments (cost $105,083,164) – 136.6%			107,654,956
	Borrowings – (31.1)% (10), (11)			(24,525,000)
	Other Assets Less Liabilities – (5.5)%			(4,343,004)
	Net Assets Applicable to Common Shares – 100%			$78,786,952

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$63,723,490	$ —	$63,723,490
Variable Rate Senior Loan Interests	—	26,407,653	—	26,407,653
Convertible Bonds	—	2,258,444	—	2,258,444
Common Stocks	—	123,178	—	123,178
Short-Term Investments:
Repurchase Agreements	—	15,142,191	—	15,142,191
Total	$ —	$107,654,956	$ —	$107,654,956

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Borrowings as a percentage of Total Investments is 22.8%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.